DISTRIBUTIONS	6 Months Ended
Jun. 30, 2021
Distributions [Abstract]
DISTRIBUTIONS
16. DISTRIBUTIONS
The following table outlines distributions made to each class of partnership units, including BIPC exchangeable shares and Exchange LP units that are exchangeable into limited partner units.

	For the three-month period ended June 30
	2021		2020
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit	Total	Per Unit(2)
Limited Partners	$151	$0.51	$143	$0.485
General Partner(1)	50		47
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	62	0.51	58	0.485
BIPC exchangeable shares	23	0.51	22	0.485
Exchange LP Units	1	0.51	1	0.485
Preferred unitholders	18	0.27	12	0.24
Total Distributions	$305		$283

	For the six-month period ended June 30
	2021		2020
US$ MILLIONS EXCEPT PER UNIT INFORMATION	Total	Per Unit	Total	Per Unit(2)
Limited Partners	$302	$1.02	$301	$0.970
General Partner(1)	100		93
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	124	1.02	123	0.970
BIPC exchangeable shares	46	1.02	22	0.970
Exchange LP Units	2	1.02	2	0.970
Preferred unitholders	34	0.52	24	0.48
Total Distributions	$608		$565
1.Distributions to the General Partner include $50 million and $100 million of incentive distributions for the three and six-month periods ended June 30, 2021, respectively.
2.Our partnership paid a distribution of $0.5375 per unit in March 2020. On March 31, 2020, our partnership completed the previously announced creation of BIPC with a special distribution of BIPC exchangeable shares. The special distribution resulted in the issuance of approximately 46.3 million BIPC exchangeable shares. Per unit disclosures for the six-month period ended June 30, 2020 have been retroactively adjusted for the impact of the special distribution. Refer to Note 2, Summary of Accounting Policies, for further details.
For the period up until June 30, 2020, holders of the Cumulative Class A Preferred Limited Partnership Units, Series 1 (“Series 1 Units”), received a cumulative quarterly fixed distribution at an annual rate of 4.50% (C$0.2813 per unit per quarter). On June 1, 2020, our partnership announced the fixed distribution rate reset on its Series 1 Units for the five years commencing July 1, 2020 and ending June 30, 2025 at 3.974% (C$0.2484 per unit per quarter).